Cost of sales - Schedule of cost of sales (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Cost Of Sales [Line Items]
Cost of sales	$ 21,482	$ 18,096	$ 42,283	$ 33,622
Digital currency mining [Member]
Cost Of Sales [Line Items]
Cost of sales	19,650	17,676	38,496	33,055
High performance computing hosting [Member]
Cost Of Sales [Line Items]
Cost of sales	$ 1,832	$ 420	$ 3,787	$ 567